CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash, including interest bearing accounts of $2,964,136 (2012) and $1,909,529 (2011)	$ 1,725,318		$ 3,027,587	$ 2,646,210		$ 1,975,009	$ 3,067,697	$ 336,911
Restricted cash, including interest bearing accounts of $406,788 (2012) and $414,807 (2011)	420,884		695,388			414,807
Net investment in finance and sales-type leases	159,968		93,936			81,746
Flight equipment	46,518,056		48,419,478			47,620,895
Less accumulated depreciation	13,835,770		13,951,169			12,118,607
Flight equipment under operating leases, net	32,682,286		34,468,309			35,502,288
Deposits on flight equipment purchases	643,515		470,200			298,782
Lease receivables and other assets			785,602			599,734
Deferred debt issue costs, less accumulated amortization of $310,371 (2012) and $246,082 (2011)	276,652		269,335			288,878
Total assets	36,968,644		39,810,357			39,161,244
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	598,151		566,219			447,521
Current income taxes and other tax liabilities	261,828		269,846			253,600
Secured debt financing, net of deferred debt discount of $15,125 (2012) and $17,452 (2011)	8,281,477		9,489,247			9,764,631
Unsecured debt financing, net of deferred debt discount of $37,207 (2012) and $39,128 (2011)	12,991,826		13,853,540			13,619,641
Subordinated debt	1,000,000		1,000,000			1,000,000
Derivative liabilities	10,379		20,933			31,756
Security deposits, deferred overhaul rental and other customer deposits	2,656,279		2,524,981			2,307,637
Deferred income taxes	3,815,200		4,142,723			4,204,589
Commitments and Contingencies - Note R
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding	100,000		100,000			100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 shares issued and outstanding	1,053,582		1,053,582			1,053,582
Paid-in capital	1,266,288		1,262,551			1,243,225
Accumulated other comprehensive (loss) income	(5,967)	(7,899)	(12,491)	(14,941)	(16,956)	(19,637)
Retained earnings	4,939,601		5,539,226			5,154,699
Total shareholders' equity	7,353,504		7,942,868			7,531,869	8,225,007	8,655,089
Total liabilities and shareholders' equity	$ 36,968,644		$ 39,810,357			$ 39,161,244